Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from (for) operating activities:
Net income (Loss)	¥ (18,191,115)	$ (2,600,624)	¥ 8,651,807	¥ 9,371,442
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property, equipment and software	1,533,653	219,253	1,739,137	2,263,622
Share-based compensation	27,031,639	3,864,478
(Gain) Loss on disposal of property, plant and equipment	5,814	831	(280)
Amortization of land use right	191,244	27,340	191,244	191,244
Amortization of right-of-use assets	464,500	66,406	658,144	646,427
Deferred income tax	(4,474,605)	(639,695)	(58,475)	548,449
Foreign exchange (gain) loss	6,427	919	(16,489)	(41,794)
Change in operating assets and liabilities:
Inventories	226,645	32,401	(149,845)	(80,623)
Accounts receivable	8,669,308	1,239,376	(1,399,317)	2,858,288
Prepayment and other current assets	(69,210,972)	(9,894,491)	(488,983)	2,684,474
Interest receivable			(2,852,548)	(5,158,931)
Other non-current assets	4,992,554	713,742	791,345	(814,761)
Contract assets	15,504,870	2,216,596	3,981,306	3,088,075
Advances from customers	18,468	2,640	121,956	(368,749)
Accounts payable	(8,059,614)	(1,152,213)	(2,196,180)	26,782,179
Accrued expenses and other current liabilities	678,969	97,065	1,633,538	(67,056)
Lease liabilities	(471,468)	(67,402)	(624,807)	(609,928)
Other non-current liabilities	(300,000)	(42,888)	(40,000)	370,000
Income tax payable	723,875	103,486	2,607,419	(3,111,081)
Net cash provided by (used in) operating activities	(40,659,808)	(5,812,780)	12,548,972	38,551,277
Cash flows from (for) investing activities:
Purchase of property, equipment and software	(298,306)	(42,646)	(242,520)	(13,507,315)
Proceed from disposal of property, plant and equipment			32,512
Loans provided to third-party suppliers			(25,000,000)	(27,000,000)
Repayment from loan provided to third-party suppliers			60,069,788	103,677,990
Loan provided to the controlling shareholder				(134,250,000)
Repayment from loan provided to the controlling shareholder				14,250,000
Net cash (used in) provided by investing activities	(298,306)	(42,646)	34,859,780	(56,829,325)
Cash flows from (for) financing activities:
Proceeds from initial public offering	34,941,682	4,995,308
Loan received from the bank	34,900,000	4,989,349	31,000,000	28,800,000
Repayment of bank loan	(31,000,000)	(4,431,800)	(23,000,000)	(13,800,000)
Amount received from controlling shareholder	8,425,998	1,204,592	11,984,145	19,419,700
Amount repaid to the controlling shareholder	(4,879,303)	(697,552)	(17,575,593)	(1,281,927)
Repayment of long-term loan to a third-party customer				(4,931,200)
Payment of deferred issuance cost	(8,927,423)	(1,276,276)	(4,567,894)	(5,213,705)
Dividend paid			(44,952,872)
Net cash provided by (used in) financing activities	33,460,954	4,783,621	(47,112,214)	22,992,868
Effect of exchange rate changes	120,288	17,197	(3,474,105)	(425,545)
Net increase (decrease) in cash	(7,376,872)	(1,054,608)	(3,177,567)	4,289,275
Cash, beginning of year	10,522,943	1,504,374	13,700,510	9,411,235
Cash, end of year	3,146,071	449,766	10,522,943	13,700,510
Supplemental non-cash information:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	209,473	29,947		247,329
Settlement of the balance due from and due to the controlling shareholder			123,270,408
Offset balance of loan receivable and accounts payable with the same third-party suppliers				16,641,669
Supplemental disclosures of cash flow information:
Income tax paid	6,509,514	930,609	4,768,816	8,502,573
Interest paid	¥ 1,199,391	$ 171,467	¥ 1,158,894	¥ 1,090,273